Derivative Financial Instruments - Schedule of Derivative Financial Instruments (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Derivative Financial Instruments [Line Items]
Total derivative financial instruments	$ 2,260,336	$ 5,610,000
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Schedule of Derivative Financial Instruments [Line Items]
Total derivative financial instruments	$ 2,260,336	$ 5,610,000